Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.2%
	Communication Services - 6.8%
49,725	Alphabet, Inc. - Class A (a)	$133,985,504
50,712	Alphabet, Inc. - Class C (a)	137,146,547
1,089,500	Baidu, Inc. - ADR (a)	178,688,895
3,766,440	comScore, Inc. (a)	15,103,424
126,800	Electronic Arts, Inc.	18,254,128
96,900	Facebook, Inc. - Class A (a)	34,525,470
868,900	IMAX Corp. (a)	14,024,046
157,405	Live Nation Entertainment, Inc. (a)	12,417,681
651,878	Madison Square Garden Entertainment Corp. - Class A (a)	45,605,385
2,850	Madison Square Garden Sports Corp. - Class A (a)	463,809
266,500	Magnite, Inc. (a)	8,074,950
5,500	Netflix, Inc. (a)	2,846,635
1,153,200	Pinterest, Inc. - Class A (a)	67,923,480
340,300	Skillz, Inc. - Class A (a)	4,791,424
223,300	Snap, Inc. - Class A (a)	16,617,986
11,250	Take-Two Interactive Software, Inc. (a)	1,950,975
583,265	T-Mobile US, Inc. (a)	84,001,825
7,684,900	WildBrain Ltd. - CAD (a)	16,076,939
99,689	ZoomInfo Technologies, Inc. - Class A (a)	5,358,284
		797,857,387

	Consumer Discretionary - 14.7%
169,700	2U, Inc. (a)	7,364,980
974,800	Alibaba Group Holding Ltd. - ADR (a)	190,271,212
17,665	Amazon.com, Inc. (a)	58,781,877
75,000	Boot Barn Holdings, Inc. (a)	6,481,500
76,400	Burlington Stores, Inc. (a)	25,578,720
1,084,800	CarMax, Inc. (a)	145,308,960
1,829,700	Chegg, Inc. (a)	162,166,311
13,500	Darden Restaurants, Inc.	1,969,380
314,000	eBay, Inc.	21,417,940
2,844,601	Entain PLC - GBP (a)	71,824,772
8,000	Five Below, Inc. (a)	1,555,360
2,582,862	GAN Ltd. (a) (b)	39,517,789
108,340	Gildan Activewear, Inc.	3,736,647
1,198,850	iRobot Corp. (a)	104,899,375
1,067,565	Norwegian Cruise Line Holdings Ltd. (a)	25,653,587
49,600	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,617,760
61,200	Restaurant Brands International, Inc.	4,173,228
1,095,676	Royal Caribbean Cruises Ltd. (a)	84,224,614
3,604,231	Sony Group Corp. - ADR	375,921,293
435,130	Tesla, Inc. (a)	299,021,336
1,270,200	Tuesday Morning Corp. (a)	4,585,422
31,300	Ulta Beauty, Inc. (a)	10,510,540
1,791,250	XPeng, Inc. - ADR (a)	72,599,362
		1,722,181,965

	Consumer Staples - 0.1%
4,200	Beyond Meat, Inc. (a)	515,340
93,300	Calavo Growers, Inc.	5,256,522
35,500	Sanderson Farms, Inc.	6,632,820
		12,404,682

	Energy - 0.5%
604,350	Cabot Oil & Gas Corp.	9,669,600
171,500	EOG Resources, Inc.	12,495,490
43,100	New Fortress Energy, Inc.	1,306,361
8,973,882	Transocean Ltd. (a)	32,395,714
		55,867,165

	Financials - 4.9%
149,300	Charles Schwab Corp. (The)	10,144,935
167,871	CME Group, Inc. - Class A	35,610,475
440,393	Discover Financial Services	54,749,658
76,000	LPL Financial Holdings, Inc.	10,719,040
378,250	MarketAxess Holdings, Inc.	179,733,053
1,767,784	Morgan Stanley	169,671,908
2,538,349	NMI Holdings, Inc. - Class A (a)	55,894,445
98,100	Peridot Acquisition Corp. - Class A (a)	979,038
150,300	Progressive Corp. (The)	14,302,548
464,200	Tradeweb Markets, Inc. - Class A	40,260,066
		572,065,166

	Health Care - 31.5%
6,000	10x Genomics, Inc. - Class A (a)	1,099,380
396,400	Abbott Laboratories	47,956,472
916,823	ABIOMED, Inc. (a)	299,929,476
628,500	Accuray, Inc. (a)	2,576,850
175,000	Adaptive Biotechnologies Corp. (a)	6,415,500
1,918,600	Alkermes PLC (a)	49,634,182
1,556,420	Allogene Therapeutics, Inc. (a)	34,163,419
1,713,300	Amicus Therapeutics, Inc. (a)	15,916,557
500,000	Arbutus Biopharma Corp. (a)	1,345,000
296,000	Arena Pharmaceuticals, Inc. (a)	18,310,560
783,717	BeiGene Ltd. - ADR (a)	248,116,965
21,658	Berkeley Lights, Inc. (a)	987,172
982,939	Biogen, Inc. (a)	321,155,659
2,033,890	BioMarin Pharmaceutical, Inc. (a)	156,060,380
1,692,602	BioNTech SE - ADR (a)	555,765,867
423,000	Boston Scientific Corp. (a)	19,288,800
207,830	Bridgebio Pharma, Inc. (a)	11,108,513
7,076,700	Calithera Biosciences, Inc. (a) (b)	13,799,565
10,041,800	Cerus Corp. (a) (b)	50,610,672
17,000	Charles River Laboratories International, Inc. (a)	6,917,640
90,300	Edwards Lifesciences Corp. (a)	10,137,981
755,892	Elanco Animal Health, Inc. (a)	27,567,381
1,181,294	Eli Lilly & Co.	287,645,089
9,785,307	Epizyme, Inc. (a) (b)	64,876,585
527,600	Exact Sciences Corp. (a)	56,896,384
4,292,991	FibroGen, Inc. (a)	55,808,883
4,207,632	Fluidigm Corp. (a) (b)	31,178,553
352,200	Glaukos Corp. (a)	17,962,200
77,863	Guardant Health, Inc. (a)	8,549,357
225,471	Health Catalyst, Inc. (a)	13,090,846
13,000	Illumina, Inc. (a)	6,444,750
269,800	ImmunoGen, Inc. (a)	1,513,578
701,056	Insulet Corp. (a)	196,078,353
908,600	LivaNova PLC (a)	78,412,180
384,938	Mereo Biopharma Group PLC - ADR (a)	989,291
11,121,980	Nektar Therapeutics (a) (b)	175,616,064
196,300	NuVasive, Inc. (a)	12,553,385
9,100	Olink Holding AB - ADR (a)	340,067
806,500	OraSure Technologies, Inc. (a)	9,508,635
19,500	Penumbra, Inc. (a)	5,191,485
1,754,968	Pulmonx Corp. (a)	69,602,031
227,000	QIAGEN N.V. - EUR (a)	12,168,745
10,470	Repligen Corp. (a)	2,572,479
4,750,080	Rhythm Pharmaceuticals, Inc. (a) (b)	82,128,883
127,600	Roche Holding AG - CHF	49,351,063
1,746,473	Seagen, Inc. (a)	267,891,493
42,440	Seer, Inc. - Class A (a)	1,355,534
278,500	Shockwave Medical, Inc. (a)	50,687,000
39,200	Sio Gene Therapies, Inc. (a)	79,968
472,850	Turning Point Therapeutics, Inc. (a)	30,177,287
3,844,580	Wave Life Sciences Ltd. (a) (b)	21,183,636
4,274,801	Xencor, Inc. (a) (b)	131,578,375
952,640	Zentalis Pharmaceuticals, Inc. (a)	50,689,974
		3,690,986,144

	Industrials - 10.3%
2,913,600	AECOM (a)	183,440,256
604,800	Alaska Air Group, Inc. (a)	35,096,544
25,100	Allegiant Travel Co. (a)	4,772,012
5,504,690	American Airlines Group, Inc. (a)	112,185,582
250,000	Axon Enterprise, Inc. (a)	46,505,000
49,600	Bloom Energy Corp. - Class A (a)	1,081,280
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	905,280
159,000	Cornerstone Building Brands, Inc. (a)	2,674,380
426,300	Curtiss-Wright Corp.	50,431,290
3,099,097	Delta Air Lines, Inc. (a)	123,653,970
1,509,078	Everarc Holdings Ltd. (a)	18,863,475
17,500	FedEx Corp.	4,899,125
42,400	Frontier Group Holdings, Inc. (a)	624,976
319,300	Gibraltar Industries, Inc. (a)	23,845,324
315,100	Hawaiian Holdings, Inc. (a)	6,216,923
1,207,700	Jacobs Engineering Group, Inc.	163,341,425
6,243,225	JetBlue Airways Corp. (a)	92,337,298
452,800	Lyft, Inc. - Class A (a)	25,048,896
155,500	Masonite International Corp. (a)	17,596,380
2,712,930	NN, Inc. (a) (b)	18,556,441
37,500	Old Dominion Freight Line, Inc.	10,093,125
15,800	Ryanair Holdings PLC - ADR (a)	1,722,832
1,882,000	Southwest Airlines Co. (a)	95,078,640
301,300	Spirit Airlines, Inc. (a)	8,129,074
37,500	Sun Country Airlines Holdings, Inc. (a)	1,218,375
39,500	TransDigm Group, Inc. (a)	25,323,055
20,950	TuSimple Holdings, Inc. - Class A (a)	770,960
270,600	Uber Technologies, Inc. (a)	11,760,276
2,518,070	United Airlines Holdings, Inc. (a)	117,644,231
71,800	WillScot Mobile Mini Holdings Corp. (a)	2,061,378
		1,205,877,803

	Information Technology - 27.8%
77,800	908 Devices, Inc. (a)	2,431,250
223,800	Adobe, Inc. (a)	139,120,794
298,200	Ambarella, Inc. (a)	29,369,718
105,500	Applied Materials, Inc.	14,762,615
2,952,300	Arlo Technologies, Inc. (a)	18,038,553
61,300	ASML Holding N.V. - ADR	47,001,162
31,700	Autodesk, Inc. (a)	10,179,821
2,119,550	Axcelis Technologies, Inc. (a) (b)	81,708,652
12,478,466	BlackBerry Ltd. (a)	126,781,215
182,900	Cerence, Inc. (a)	19,663,579
12,000	Corning, Inc.	502,320
791,500	Cree, Inc. (a)	73,419,540
163,399	CrowdStrike Holdings, Inc. - Class A (a)	41,439,620
79,750	CyberArk Software Ltd. (a)	11,326,893
100,000	Dell Technologies, Inc. - Class C (a)	9,662,000
1,062,800	Descartes Systems Group, Inc. (The) (a)	77,223,048
89,000	Digimarc Corp. (a)	2,554,300
26,650	DocuSign, Inc. (a)	7,942,766
75,200	FARO Technologies, Inc. (a)	5,481,328
9,434,100	Flex Ltd. (a)	169,530,777
1,008,800	FormFactor, Inc. (a)	37,587,888
1,280,860	Hewlett Packard Enterprise Co.	18,572,470
507,900	HP, Inc.	14,663,073
249,992	HubSpot, Inc. (a)	149,000,232
139,650	Intuit, Inc.	74,010,310
755,000	Jabil, Inc.	44,952,700
68,500	Jamf Holding Corp. (a)	2,247,485
151,450	Keysight Technologies, Inc. (a)	24,921,097
130,180	Keywords Studios PLC - GBP (a)	5,305,493
467,610	KLA Corp.	162,803,098
133,300	MACOM Technology Solutions Holdings, Inc. (a)	8,227,276
11,500	Marqeta, Inc. - Class A (a)	308,545
346,224	Materialise NV - ADR (a)	7,537,296
2,662,520	MaxLinear, Inc. (a)	128,413,340
4,823,400	Micron Technology, Inc. (a)	374,199,372
33,800	MongoDB, Inc. (a)	12,131,496
200	nCino, Inc. (a)	12,714
1,626,567	NetApp, Inc.	129,458,468
1,073,603	nLIGHT, Inc. (a)	37,243,288
899,000	Nuance Communications, Inc. (a)	49,355,100
1,918,425	Nutanix, Inc. - Class A (a)	69,101,669
408,120	NVIDIA Corp.	79,579,319
3,600	Okta, Inc. - Class A (a)	892,044
253,000	OSI Systems, Inc. (a)	25,312,650
33,700	Palo Alto Networks, Inc. (a)	13,447,985
1,567,929	Plantronics, Inc. (a)	48,903,706
1,267,793	PROS Holdings, Inc. (a)	55,047,572
650,623	QUALCOMM, Inc.	97,463,325
201,600	Rapid7, Inc. (a)	22,932,000
22,200	RingCentral, Inc. - Class A (a)	5,933,394
6,803,100	ServiceSource International, Inc. (a) (b)	10,340,712
1,648,800	Splunk, Inc. (a)	234,096,624
1,929,400	Stratasys Ltd. (a)	38,086,356
791,870	Trimble, Inc. (a)	67,704,885
149,750	Unity Software, Inc. (a)	16,041,220
894,009	Universal Display Corp.	209,636,170
210,000	VMware, Inc. - Class A (a)	32,285,400
358,830	Western Digital Corp. (a)	23,298,832
214,310	WEX, Inc. (a)	40,661,036
2,100	Zoom Video Communications, Inc. - Class A (a)	794,010
		3,260,649,601

	Materials - 0.5%
110,200	Albemarle Corp.	22,705,608
85,500	Ingevity Corp. (a)	7,262,370
2,672,400	Ivanhoe Mines Ltd. - Class A - CAD (a)	19,835,223
1,600,000	Marrone Bio Innovations, Inc. (a)	2,000,000
		51,803,201

	Real Estate - 0.1%
219,000	EPR Properties	11,015,700
58,100	Safehold, Inc.	5,247,592
		16,263,292

	TOTAL COMMON STOCKS
	(Cost $5,184,426,434)	$11,385,956,406

	PREFERRED STOCKS - 0.0%
	Financials - 0.0%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	1,519,588
1,512,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	2,661,824
		4,181,412

	TOTAL PREFERRED STOCKS
	(Cost $12,785,458)	4,181,412

	RIGHTS - 0.0%
	Health Care - 0.0%
2,980,900	Ligand Pharmaceuticals, Inc. - CVR (Issue Date 10/1/20) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		0

	TOTAL RIGHTS
	(Cost $0)	0

	WARRANTS - 0.0%
	Industrials - 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (c)	81,923

	TOTAL WARRANTS
	(Cost $3,641)	81,923

Shares		Value
	SHORT-TERM INVESTMENTS - 2.9%
342,259,500	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (e)	$342,259,500
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $342,259,500)	342,259,500
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,539,475,033) - 100.1%	11,732,479,241
	Liabilities in Excess of Other Assets - (0.1)%	(17,071,972)
	TOTAL NET ASSETS - 100.0%	$11,715,407,269

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
PIPE	Private Investment in Public Equity
SPACs	Special Purpose Acquisition Companies
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.
^	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger and acquisition.

Unfunded commitment with a SPAC outstanding at July 31, 2021:

Issuer ^	Shares	Unfunded Commitment Amount	Current Value	Unrealized Depreciation
Aurora Innovation, Inc. (c) (d)	3,065,000	30,650,000	27,339,800	(3,310,200)

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Private Investment in Public Equity (PIPE)

The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies (SPACs)

SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. The Fund had an unfunded commitment outstanding of $30,650,000 to purchase PIPE shares as of July 31, 2021.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1    –    Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2    –    Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3    –    Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2021. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Investments in Securities
Growth Fund	Assets
	Common Stocks(1)	$11,385,956,406	$-	$-	$11,385,956,406
	Preferred Stocks(2)	4,181,412	-	-	4,181,412
	Rights(3)	-	-	0	0
	Warrants(4)	81,923	-	-	81,923
	Short-Term Investments	342,259,500	-	-	342,259,500
	Total Investments in Securities	$11,732,479,241	$-	$0	$11,732,479,241

	Other Financial Insutruments
	Liabilities
	Unfunded Commitment with a SPAC(5)	$-	$-	$(3,310,200)	$(3,310,200)

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Health Care
(4) Industrials
(5) Unfunded commitment with a SPAC are not reflected in the Schedule of Investments and are recorded at net unrealized appreciation (depreciation).

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
Aggressive Growth Fund		Ligand Pharmaceuticals, Inc. - CVR
Balance at October 31, 2020		$2,235,675
Purchase (Received)		-
Sales		-
Realized Gain (Loss)		-
Change in unrealized depreciation		(2,235,675)
Transfer into Level 3		-
Balance at July 31, 2021		$0

The Aggressive Growth Fund received Ligand Pharmaceuticals Contingent Value Rights (the “Ligand CVR”) when Pfenex Inc. (“Pfenex”) was acquired by Ligand Pharmaceuticals Inc. In October 2020. Holders of Ligand CVR receive $2 per right if certain determinations are made by the U.S. Food and Drug Administration (the “USFDA”) with respect to Bonsity, a treatment for osteoporosis. If the USFDA does not make the determinations required by the terms of the CVR, rights holders receive nothing. During the nine months ended July 31, 2021, the Funds determined the fair value of Ligand CVR considering available information including the final trading price of Pfenex prior to the acquisition, the amount of cash received by Pfenex shareholders, and the terms of the Ligand CVR. Ligand CVR are non-tradeable.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2021
Axcelis Technologies, Inc.	$52,175,687	$-	$8,387,951	$-	$6,129,714	$31,791,202	$81,708,652
Calithera Biosciences, Inc.	24,949,566	76,652	-	-	-	(11,226,653)	13,799,565
Cerus Corp	56,543,025	-	4,635,595	-	629,945	(1,926,703)	50,610,672
comScore, Inc.(1)	7,514,251	-	483	-	(30,371)	7,620,027	N/A
Epizyme, Inc.	120,597,842	257,110	-	-	-	(55,978,367)	64,876,585
Fluidigm Corp.	25,397,962	-	1,308,301	-	(3,584,728)	10,673,620	31,178,553
GAN Ltd.(2)	N/A	31,777,218	-	-	-	(2,392,581)	39,517,789
Nektar Therapeutics	178,046,827	55,850	2,116,947	-	(387,277)	17,611	175,616,064
NMI Holdings, Inc. - Class A(1)	91,535,559	339,799	41,009,459	-	13,420,985	(8,392,439)	N/A
NN, Inc.	20,575,968	-	8,213,617	-	(16,147,275)	22,341,365	18,556,441
Rhythm Pharmaceuticals, Inc.	73,281,649	36,752,420	-	-	-	(27,905,186)	82,128,883
ServiceSource International, Inc.	9,480,495	-	20,821	-	(122,987)	1,004,025	10,340,712
Wave Life Sciences Ltd.	20,185,557	8,853,979	34,000	-	(72,685)	(7,749,215)	21,183,636
Xencor, Inc.	164,006,990	55,116	-	-	-	(32,483,731)	131,578,375
Total	$844,291,378	$78,168,144	$65,727,174	$-	$(164,679)	$(74,607,025)	$721,095,927

(1) No longer an affiliate as of July 31, 2021.
(2) As of October 31, 2020, the company was not an affiliate.